Consolidated Statements of Changes in Equity - CAD CAD in Millions	Total	Common Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Hydro One [Member]	Non-controlling Interest (Note 25) [Member]
Beginning balance at Dec. 31, 2014	CAD 7,603	CAD 3,314	CAD 4,249	CAD (9)	CAD 7,554	CAD 49
Net income	699		692		692	7
Other comprehensive income	0	0	0	0	0	0
Distributions to noncontrolling interest	(4)					(4)
Dividends on preferred shares	(13)		(13)		(13)
Dividends on common shares	(875)		(875)		(875)
Common shares issued (Note 21)	2,923	2,923			2,923
Return of stated capital (Note 21)	0
Hydro One Brampton spin-off (Note 4)	(454)	(196)	(258)		(454)
Hydro One Telecom and MBSI spin-offs (Note 4)	(77)	(41)	(36)		(77)
Ending balance at Dec. 31, 2015	9,802	6,000	3,759	(9)	9,750	52
Net income	734		730		730	4
Other comprehensive income	0	0	0	0	0	0
Distributions to noncontrolling interest	(6)					(6)
Dividends on common shares	(2)		(2)		(2)
Return of stated capital (Note 21)	(609)	(609)			(609)
Ending balance at Dec. 31, 2016	CAD 9,919	CAD 5,391	CAD 4,487	CAD (9)	CAD 9,869	CAD 50